Segment Reporting - Major Customers (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Segment Reporting
Revenues	$ 426,409	$ 356,128	$ 227,976
Customer A
Segment Reporting
Revenues	75,606	56,082
Customer B
Segment Reporting
Revenues	51,681	49,055
Customer C
Segment Reporting
Revenues	$ 47,611	$ 41,974	36,500
Customer D
Segment Reporting
Revenues			$ 25,993